Other income, net	12 Months Ended
Dec. 31, 2018
Other income, net [Abstract]
Other income, net
24.	Other income, net

Continuing Operations	Years ended December 31,
(In thousands)	2016	2017	2018
Government subsidy income	2,358	2,788	2,096
Investment income from short-term investments	4,054	4,204	5,817
Dilution gains arising from deemed disposal of investment (note 11)	689	491	—
Investment income/(loss) on disposal of long-term investments (note 11)	626	(187)	—
Investment loss on impairment of long-term investments (note 11)	(1,654)	(596)	(7,794)
Exchange (loss)/gain, net	(354)	(57)	1,216
Settlement income	326	533	414
Others	458	704	1,061
	6,503	7,880	2,810